Advances from Related Parties and Accredited Investors	9 Months Ended
Sep. 30, 2017
Notes To Financial Statements [Abstract]
Advances from Related Parties and Accredited Investors

The Company has received cash advances from related parties and accredited investors to help fund the Company’s operations. These advances are a part of a subscription agreement that the Company is offering to issue convertible promissory notes. As of September 30, 2017, the Company had received $751,616 from related parties and accredited investors.

10% Convertible Promissory Notes

On March 27, 2017, the Company began offering subscriptions for 10% convertible promissory notes (the “10% Convertible Promissory Notes”) to selected accredited investors. Up to $2,500,000 aggregate principal amount of 10% Convertible Promissory Notes are being offered by the Company. The Company is currently working on completing this offering.

The 10% Convertible Promissory Notes have a six month term from the subscription date and the note holders can convert the 10% Convertible Promissory Notes at any time during the term to the number of shares of Common Stock equal to the amount obtained by dividing (i) the amount of unpaid principal and accrued interest on the note by (ii) $0.11. The 10% Convertible Promissory Notes include a warrant agreement (the “Class N Warrant Agreement”) to purchase Common Stock equal to the amount obtained by dividing the (i) sum of the principal amount, by (ii) $0.11. The Class N Warrant Agreement expires March 17, 2019.

On November 3, 2017, the Company issued $1,124,440 in 10% Convertible Promissory Notes to related parties and accredited investors and issued 10,222,180 Class N Warrants. The fair value of the Class N Warrants will be calculated and recorded in November 2017. On November 3, 2017, Premier Shockwave Inc., a company owned by Anthony Michael Stolarski, a member of the Company’s board of directors and an existing shareholder of the Company, purchased $330,000 of the 10% Convertible Promissory Notes and was issued 3,000,000 Class N Warrants.

The Company, the related parties and the accredited investors are executing and delivering the 10% Convertible Promissory Notes and the Class N Warrants in reliance upon the exemption from securities registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D (“Regulation D”).

Pursuant to the terms of a Registration Rights Agreement that the Company entered with the accredited investors in connection with the 10% Convertible Promissory Note, the Company is required to file a registration statement that covers the shares of Common Stock issuable upon conversion of the 10% Convertible Promissory Notes or upon exercise of the Class N Warrants. The failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties.